Label	Element	Value
T. Rowe Price U.S. Equity Research ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus dated May 1, 2024, revised to July 10, 2024

The fund currently has the following investment policy:

The fund normally invests at least 80% of its net assets in U.S. equity securities (or futures that have similar economic characteristics).

Effective March 1, 2025, this investment policy will be replaced with the following:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities.